Equipment on Operating Leases - Lease Payments Owed for Equipment Under Operating Leases (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Operating Leases Future Minimum Payments Receivable [Abstract]
2016	$ 187
2017	112
2018	46
2019	14
2020	29
Beyond 5 years	1
Total	$ 389